SCHEDULE OF INVESTMENTS (Details) - W. D. Von Gonten Engineering LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Ownership percentage	46.20%
Equity method investments	$ 7,782	$ 16,086